CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 485	$ 613	$ 1,044
Accounts receivable, net of allowance for doubtful accounts of $25 and $18 at June 30, 2014 and December 31, 2013 and December 31, 2012, respectively	233	133	107
Inventory, net of reserves of $ 119 and $184 and $52, at June 30, 2014 and December 31, 2013 and December 31.2012, respectively.	1,119	1,193	524
Other current assets	13	101	198
Total current assets	1,850	2,040	1,873
Property and equipment, net	804	920	1,274
Other assets	343	356	331
Debt issuance cost, net	825	0
Total noncurrent assets	1,972	1,276	1,605
TOTAL ASSETS	3,822	3,316	3,478
CURRENT LIABILITIES:
Short-term notes payable	282	35	79
Current portion of long-term note payable	160	109	4
Notes payable - past due			419
Accounts payable	1,063	891	765
Accrued liabilities	980	723	1,038
Deferred revenue	28	14	40
Total current liabilities	2,513	1,772	2,345
LONG-TERM LIABILITIES:
Warrants, at fair value	1,052	1,548	0
Long-term debt payable, less current portion	4	103
Convertible Debt, net of discount	2,747	0
Total long-term liabilities	3,803	1,651	0
TOTAL LIABILITIES	6,316	3,423	2,345
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, $.001 par value; 3,000 shares authorized, 1,532 and 1,737 and zero shares issued and outstanding as of June 30, 2014 and December 31, 2013 and December 31, 2012, respectively (liquidation preference of $1.5 million and $2.1 million and 0 as of June 30, 2014 and December 31, 2013 and 2012, respectively).	813	1,139	0
Common stock, $.001 Par value; 145,000,000 shares authorized, 75,495,469 and 70,478,961 and 62,282 shares issued and outstanding as of June 30, 2014 and December 31, 2013 and December 31, 2012, respectively.	75	71	62
Additional paid-in capital	103,577	101,840	93,273
Treasury stock, at cost	(132)	(132)	(104)
Accumulated deficit	(106,827)	(103,025)	(92,098)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' EQUITY		(107)	1,133
TOTAL STOCKHOLDERS' EQUITY	(2,494)	(107)	1,133
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,822	$ 3,316	$ 3,478